Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
Schedule of inventories
	December 31,	December 31,
	2012	2013
Raw materials	$1,299	$3,832
Work in progress	971	448
Finished goods	8,260	10,049
Inventories	$10,530	$14,329